PRUDENTIAL INVESTMENT PORTFOLIOS 3
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

April 26, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Prudential Investment Portfolios 3
Registration Numbers: 333-95849 and 811-09805

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 23, 2010.

If you have any questions concerning this filing, please contact the undersigned at 973-367-1495.

Very truly yours,

/s/ Katherine P. Feld
Katherine P. Feld